SPDR® SERIES TRUST

SPDR Barclays Emerging Markets Local Bond ETF

(the “Fund”)

Supplement dated September 29, 2016 to the Fund’s Prospectus dated October 31, 2015, as supplemented

Victoria Husemeyer has been replaced by Nicholas Fischer as a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Accordingly, all references to Victoria Husemeyer are deleted and the following changes to the Fund’s Prospectus are effective immediately:

1)	The following replaces the Fund’s “PORTFOLIO MANAGERS” information on page 128 of the Prospectus, within the section entitled “PORTFOLIO MANAGEMENT”:

The professionals primarily responsible for the day-to-day management of the Fund are Abhishek Kumar, Peter Spano and Nicholas Fischer.

Abhishek Kumar is the Lead Investment Manager for Emerging Market Debt Strategies in the EMEA Fixed Income Beta team at SSGA LTD. He joined SSGA LTD in September 2010.

Peter Spano is the EMEA Head of Portfolio Management, Fixed Income Beta at SSGA LTD. He joined SSGA LTD in May 2007.

Nicholas Fischer is a Principal and Portfolio Manager within the Fixed Income Beta team at SSGA LTD. He joined SSGA LTD in 2012.

2)	The following replaces the row applicable to the Fund in the “PORTFOLIO MANAGERS” table beginning on page 189 of the Prospectus, within the section entitled “MANAGEMENT”:

Portfolio Managers	Fund
Abhishek Kumar, Peter Spano and Nicholas Fischer	SPDR Barclays Emerging Markets Local Bond ETF

3)	The following is added to the “PORTFOLIO MANAGERS” section beginning on page 189 of the Fund’s Prospectus, within the section entitled “MANAGEMENT”:

Nicholas Fischer is a Principal and Portfolio Manager within the Fixed Income Beta Team based in London, where he manages a range of developed and emerging market rates portfolios, and both synthetic and physical ETF solutions. Prior to joining the team in 2014, Mr. Fischer worked as a Portfolio Analyst covering synthetic beta ETF solutions for clients. He joined SSGA LTD in 2012. Previously Mr. Fischer worked as an Operations Analyst for Wells Fargo Fund Administration covering a range of products. Mr. Fischer graduated from Loughborough University in 2010, having read Economics (B.Sc.) at the university.

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SPDR® SERIES TRUST

SPDR Barclays Emerging Markets Local Bond ETF

(the “Fund”)

Supplement dated September 29, 2016 to the Fund’s

Statement of Additional Information (“SAI”),

dated October 31, 2015, as supplemented

Victoria Husemeyer has been replaced by Nicholas Fischer as a member of the portfolio management team primarily responsible for the day-to-day management of the Fund. Accordingly, all references to Victoria Husemeyer are deleted and the following changes to the Fund’s SAI are effective immediately:

1)	The following replaces the row applicable to the Fund in the “PORTFOLIO MANAGERS” table beginning on page 50 of the SAI, within the section entitled “MANAGEMENT OF THE TRUST”:

Fund	Portfolio Managers
SPDR Barclays Emerging Markets Local Bond ETF	Abhishek Kumar, Peter Spano and Nicholas Fischer

2)	The following row is added to the “OTHER ACCOUNTS MANAGED” table on page 54 of the SAI, under the heading “PORTFOLIO MANAGERS” within the section entitled “MANAGEMENT OF THE TRUST”:

Other Accounts Managed as of June 30, 2015

Portfolio Manager	Registered Investment Company Accounts *	Assets Managed (billion)	Pooled Investment Vehicle Accounts*	Assets Managed (billion)	Other Accounts *	Assets Managed (billion)	Total Assets Managed (billion)
Nicholas Fischer†	5	$1.00	14	$6.63	12	$2.33	$9.96

*	There are no performance fees associated with the management of these accounts.
†	Information provided as of August 31, 2016.

3)	The following row is added to the beneficial ownership table on page 54 of the SAI under the heading “PORTFOLIO MANAGERS” within the section entitled “MANAGEMENT OF THE TRUST”:

Portfolio Manager	Dollar Range of Trust Shares Beneficially Owned
Nicholas Fischer†	None

†	Information provided as of August 31, 2016.

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